CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (15,350,368)	$ (15,964,391)	$ (19,798,058)	$ (3,510,515)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense, net of recoveries	42,775	21,295	42,625	36,378
Depreciation and amortization	875,084	841,167	1,179,160	631,181
Stock-based compensation	537,958	1,847,233	2,047,731	305,180
Change in fair value of derivative liabilities	(250,349)	(442,743)	(492,311)	(470,466)
Change in fair value of contingent consideration	0	4,334,932	4,334,932	0
Settlement of contingency	0	471,250	471,250	0
Amortization of deferred costs	186,931	102,327	136,436	201,875
Non-cash interest expense - amortization of debt discount	222,282	475,656	614,450	508,846
Deferred income tax provision	14,670	13,827	18,000	18,000
Loss (Gain) on disposal of assets	(594,173)	49,494	84,336	(41,065)
Effect of amendment to contingent consideration	1,006,159	0
Loss on extinguishment of debt	19,867	0
Effect of issuance of warrants for term loan modification	303,517	0
Inducement expense	0	1,513,371	1,513,371	0
Gain on debt restructuring			0	(576,677)
Change in operating assets and liabilities, net of those acquired:
Accounts and other receivable, net	(441,436)	(121,543)	(260,510)	(944,589)
Inventory	(631,812)	(554,444)	(602,108)	79,825
Prepaid expenses and other current assets	(561,095)	111,455	60,105	(85,181)
Accounts payable and accrued expenses	2,364,402	715,824	(83,767)	(1,055,983)
Deferred revenues	4,044,700	(654,721)	(654,721)	654,721
Other liabilities	124,212	6,392	(3,740)	8,981
Net cash used in operating activities	(8,086,676)	(7,233,619)	(11,392,819)	(4,239,489)
CASH FLOWS FROM INVESTING ACTIVITIES:
Property and equipment acquisitions	(600,373)	(1,736,129)	(2,087,562)	(66,430)
Cash acquired in business combination	0	24,563	24,563	0
Proceeds from sale of equipment	2,139,672	335,077	471,289	89,251
Net cash provided by (used in) investing activities	1,539,299	(1,376,489)	(1,591,710)	22,821
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of debt	4,235,797	0	0	2,100,000
Proceeds from issuance of common stock, net	4,910,237	8,336,925	9,493,906	3,774,330
Redemption of preferred stock	0	(169,986)	(169,986)	0
Repayment of note payable	(570,000)	0	0	(2,641,506)
Proceeds from option and warrant exercises	0	4,066,959	4,066,959	191,026
Dividends paid on preferred stock	0	(36,595)	(36,595)	0
Proceeds from issuance of convertible debt, net			0	2,400,000
Net cash provided by financing activities	8,576,034	12,197,303	13,354,284	5,823,850
Net increase in cash	2,028,657	3,587,195	369,755	1,607,182
Cash, beginning of period	2,615,805	2,246,050	2,246,050	638,868
Cash, end of period	$ 4,644,462	$ 5,833,245	$ 2,615,805	$ 2,246,050